CONTINGENCIES	12 Months Ended
Dec. 31, 2025
Loss Contingency [Abstract]
CONTINGENCIES

19. CONTINGENCIES

From time to time, the Group is involved in claims and legal proceedings that arise in the ordinary course of business. The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for and such liability on a regular basis.

The Group and certain of our officers were named as defendants in a putative securities class action filed in federal court in December 2022. The case was purportedly brought on behalf of a class of persons who purchased the Company’s ADSs between March 5, 2021 and July 23, 2021, inclusive, and allegedly suffered damages as a result of alleged misstatements and omissions in the Company’s SEC filings regarding the forthcoming Chinese regulations and their impact on the Company, in violation of the Sections 10(b) and 20(a) of the U.S. Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder. As of December 31, 2025, the case is still in its preliminary stage. As the lawsuit progress or the amount of potential loss cannot be reasonably estimated, the Group did not record any liabilities pertaining to the class action lawsuit as of December 31, 2025.